Significant Balance Sheet Components - Schedule of Other Non-Current Assets (Details) - BOLT THREADS, INC. [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Condensed Balance Sheet Statements, Captions [Line Items]
Prepaid expenses, non-current	$ 3,368	$ 9,443
Total other non-current assets	$ 3,368	$ 9,443